Provisions and Other Liabilities - Movements in Restructuring Provisions Classified in Non-current and Current Liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		€ 8,834	€ 9,169	€ 9,578
Classified in current liabilities		10,175	9,442
Provisions utilized		(981)	(584)	(585)
Transfers		(330)	(790)	(328)
Reclassification of the Animal Health business				149
Currency translation differences		(345)	61	190
Balance, end of period		9,154	8,834	9,169
Classified in current liabilities		9,206	10,175	9,442
Restructuring Provision [Member]
Disclosure of Restructuring Provisions [line items]
Balance, beginning of period		1,420	1,343	1,399
Classified in non-currentliabilities		744	762	835
Classified in current liabilities		676	581	564
Change in provisions recognized in profit or loss for the period		297	667	508
Provisions utilized		(616)	(641)	(570)
Transfers		7	38
Reclassification of the Animal Health business	[1]			(12)
Unwinding of discount		3	4	6
Currency translation differences		(25)	9	12
Balance, end of period		1,086	1,420	1,343
Classified in non-currentliabilities		514	744	762
Classified in current liabilities		€ 572	€ 676	€ 581

[1]	This line comprises the restructuring provisions of the Animal Health business, reclassified to Liabilities related to assets held for sale or exchange as of December 31, 2015 (see Notes D.1. and D.36.).